BMO Pyrford International Stock Fund
BMO Pyrford International Stock Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares—Sales Charge” on page 116 of this Prospectus and under “How to Buy Shares—Waivers and Reductions of Sales Charges—Class A Shares” beginning on page 117 of this Prospectus and “How to Buy Shares” beginning on page B-42 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Pyrford International Stock Fund		Class Y	Class I	Class A	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)		2.00%	2.00%	2.00%	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Pyrford International Stock Fund		Class Y	Class I	Class A	Class R-3	Class R-6
Management Fees		0.74%	0.74%	0.74%	0.74%	0.74%
Distribution (12b-1) Fees		none	none	0.25%	0.50%	none
Other Expenses	[1]	0.59%	0.34%	0.34%	0.34%	0.19%
Total Annual Fund Operating Expenses		1.33%	1.08%	1.33%	1.58%	0.93%
Fee Waiver and Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.24%	0.99%	1.24%	1.49%	0.84%
[1]	"Other Expenses" for the Class A, R-3, and R-6 shares are based on estimated amounts for the current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y, 0.99% for Class I, 1.24% for Class A, 1.49% for Class R-3, and 0.84% for Class R-6 through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five- and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Pyrford International Stock Fund (USD $)	Class Y	Class I	Class A	Class R-3	Class R-6
1 Year	126	101	620	152	86
3 Years	413	335	892	490	287
5 Years	720	587	1,184	852	506
10 Years	1,594	1,309	2,014	1,871	1,135

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in equity securities of companies located in a number of countries outside the United States. The Fund invests primarily in companies that are located in the countries included in the MSCI EAFE Index, which includes developed countries outside of North America. Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $2 billion.

The Fund’s sub-adviser is Pyrford International Ltd. (“Pyrford”). Pyrford seeks to minimize losses by adopting a highly defensive investment stance at times of perceived high risk, characterized by high valuation levels or high levels of financial leverage. The Fund does not target a specific volatility level, but aims to deliver volatility significantly below that of the MSCI EAFE Index by being zero weight in any country, sector, or stock that Pyrford believes has very poor value as measured by established fundamental value metrics (such as dividend yields, return on equity, and P/E ratios).

In determining where a company is located, the sub-adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies that are included in the MSCI EAFE Index, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this index, including emerging market countries.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. Pyrford’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class Y—Annual Total Returns (calendar year 2012-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through March 31, 2014 was 1.82%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2013	7.05%
Worst quarter	6/30/2012	(3.01)%

Average Annual Total Returns through 12/31/13
Average Annual Total Returns BMO Pyrford International Stock Fund		1 Year	Since Inception	Inception Date
Class Y	[1]	14.91%	15.12%	Dec. 29, 2011
Class Y Return After Taxes on Distributions	[1]	14.37%	14.75%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.02%	11.93%
Class I	[1]	15.21%	15.44%	Dec. 29, 2011
EAFE (reflects no deduction of fees, expenses or taxes)	[1]	22.78%	20.71%
LIMCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	21.05%	20.16%
[1]	Because Class A, Class R-3, and Class R-6 shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A (without the reflection of the payment of sales charges), Class R-3, and Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A reflecting the payment of sales charges would be lower than Class I shares. The performance of Class R-3 and R-6 shares will be different from the Class Y and Class I shares (Class R-3 shares' performance will be lower and Class R-6 shares' performance will be higher) because they have different Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I, Class A, Class R-3, and Class R-6 will vary.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Lipper International Multi-Cap Core Funds Index (LIMCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.